Other non-current receivables	12 Months Ended
Dec. 31, 2022
Trade and other non-current receivables [abstract]
Other non-current receivables

12 Other non-current receivables

Other non-current receivables consist of the following:

	31/12/22	31/12/21
Security deposits for lease contracts	5,776	4,557
Receivable from disposal of assets	118	297
Total	5,894	4,854

The receivable from disposal of assets is the long-term portion of receivables derived from the sale of the security and doorkeeping services branch to a third-party which occurred in 2014.